Basis of Presentation (Details) - Schedule of disaggregated revenue - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022
Schedule of Disaggregated Revenue [Abstract]
Cloud software and service revenue	$ 7,840	$ 3,966	$ 15,917	$ 7,669
Product revenue	101	53	154	127
Total operating revenues	$ 7,941	$ 4,019	$ 16,071	$ 7,796